UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Small Cap 600® Index Fund (Initial Class and Class L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Most U.S. equities markets finished 2012 with strong returns with Europe and Asia both showing gains for the year. The recovery in the U.S. economy and markets strengthened, even as S&P downgraded the ratings of several Euro-zone countries.

During the first quarter of 2012, the U.S. Federal Reserve announced it would keep rates low through 2014 to support the economic recovery. The European Union placed an embargo against Iran as disciplinary action for their ongoing uranium enrichment program; Iran responded with discontinuing oil exports to Britain and France.

The financial markets turned negative during the second quarter. Spain re-entered a recession and the European Central Bank temporarily suspended lending to some Greek banks. The Fed extended Operation Twist in an attempt to support the economic recovery in the U.S.

The third quarter exhibited strong performance from most equity markets, with domestic improvements in vehicle and home sales improving against a backdrop of manufacturing decreases and a downward revision of the GDP growth forecast. Germany and France pledged to support the euro while the EU leaders delayed a decision on aid to Greece.

The fourth quarter began with a drop in equity markets that recovered with a relatively flat performance before quarter end. The IMF cut its forecast for global growth while the Fed pledged to maintain low interest rates. Austerity measures in Spain and Portugal led to protests, President Obama won reelection, and the President and Congress engaged in an extended disagreement on how to handle the “fiscal cliff” in the U.S.

Some relevant 2012 market statistics: The U.S. Unemployment Rate went from 8.30% down to 7.80%. The Fed Funds Rate remained at a historical low target range of 0% to .25%. Crude oil traded in a range from $78 to $110 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range between 13.5 in August and 26.7 in June.

For the 12 month period ended December 31, 2012, the Great-West S&P Small Cap 600® Index Fund (Initial Class shares) increased 15.78% on a net return basis. The small cap space outperformed the large cap space as the S&P 500 index ended the year 16.00% higher. The S&P SmallCap 600® Index underperformed its rival Russell 2000® Index by 0.02%. In the Russell 2000® style indexes, Value outperformed Growth.

Nine out of ten sectors of the S&P SmallCap 600® Index increased in 2012. Materials experienced the best performance, rising 25.31%. Energy was the worst performing sector, declining 0.03%. At the single stock level, Headwaters (HW) was the best performing name in the S&P SmallCap 600® Index, gaining 285.60%. HW’s contribution to performance was 8 basis points. Eagle Materials (EXP) contributed the most to performance. EXP was up 130.20% including dividends in 2012 and added 0.32% to total return. Overseas Shipholding Group (OSG) was the worst performing stock, dropping 89.80%. OSG carried a small weight in the index contributing 5 basis points of negative performance. Quality Systems (QSII) was the biggest contributor to negative performance in the S&P SmallCap 600® Index dropping 51.70% including dividends and costing the benchmark 0.17% in total return.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	S&P SmallCap 600 Index
	10,000.00	10,000.00
2003	13,811.00	13,878.74
2004	16,819.04	17,022.27
2005	18,006.46	18,329.59
2006	20,630.00	21,100.84
2007	20,460.83	21,038.17
2008	14,046.36	14,501.61
2009	17,550.93	18,209.67
2010	22,062.38	23,000.63
2011	22,141.81	23,235.24
2012	25,635.79	27,029.55

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	15.78%	4.61%	9.87%
Class L	15.49%	—	18.93%*

*Since inception on August 12, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2012

Sector	% of Fund Investments
Basic Materials	4.04%
Communications	4.31%
Consumer, Cyclical	14.25%
Consumer, Non-cyclical	15.33%
Energy	3.57%
Financial	18.42%
Industrial	17.32%
Repurchase Agreements	8.87%
Short Term Investments	1.49%
Technology	8.87%
Utilities	3.53%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period (06/30/12 – 12/31/12)
Initial Class
Actual	$1,000.00	$1,075.50	$3.11*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$3.03*

Class L
Actual	$1,000.00	$1,074.70	$4.46**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.35**

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

COMMON STOCK
Basic Materials — 4.46%
24,620	A Schulman Inc	$712,257
111,331	AK Steel Holding Corp (a)	512,123
21,295	AMCOL International Corp	653,331
20,063	American Vanguard Corp	623,357
25,132	Balchem Corp	914,805
34,245	Buckeye Technologies Inc	983,174
43,569	Century Aluminum Co (b)	381,664
19,628	Clearwater Paper Corp (b)	768,632
9,216	Deltic Timber Corp	650,834
54,805	Globe Specialty Metals Inc	753,569
7,462	Hawkins Inc	288,332
42,632	HB Fuller Co	1,484,446
18,718	Innophos Holdings Inc	870,387
14,179	Kaiser Aluminum Corp	874,703
32,370	KapStone Paper & Packaging Corp	718,290
27,823	Kraton Performance Polymers Inc (b)	668,587
17,402	Materion Corp	448,624
13,488	Neenah Paper Inc	384,003
27,955	OM Group Inc (b)	620,601
35,703	PH Glatfelter Co	624,088
74,546	PolyOne Corp	1,522,229
10,867	Quaker Chemical Corp	585,297
26,274	Schweitzer-Mauduit International Inc	1,025,474
14,270	Stepan Co	792,556
97,993	Stillwater Mining Co (b)	1,252,351
37,731	Wausau Paper Corp	326,750
18,169	Zep Inc	262,360

		19,702,824

Communications — 4.77%
23,195	Anixter International Inc	1,484,016
95,284	Arris Group Inc (b)	1,423,543
7,785	Atlantic Tele-Network Inc	285,787
14,083	Black Box Corp	342,780
34,911	Blucora Inc (b)	548,452
10,414	Blue Nile Inc (a)(b)	400,939
26,043	Cbeyond Inc (b)	235,429
166,415	Cincinnati Bell Inc (b)	911,954
27,955	comScore Inc (b)	385,220
15,309	Comtech Telecommunications Corp	388,542
35,937	Dealertrack Technologies Inc (b)	1,032,111
44,458	Dice Holdings Inc (b)	408,124
21,810	Digital Generation Inc (a)(b)	236,857
25,715	Dolan Co (b)	100,031
23,165	EW Scripps Co Class A (b)	250,414
26,343	General Communication Inc Class A (b)	252,629
99,658	Harmonic Inc (b)	505,266
35,546	Harte-Hanks Inc	209,721
16,675	HealthStream Inc (b)	405,369
42,497	Ixia (b)	721,599
20,752	Liquidity Services Inc (a)(b)	847,927
18,675	LogMeIn Inc (b)	418,507
11,277	Lumos Networks Corp	112,996

Shares		Value

Communications — (continued)
32,545	NETGEAR Inc (b)	$1,282,924
24,322	Neutral Tandem Inc	62,508
49,709	NIC Inc (b)	812,245
12,604	NTELOS Holdings Corp	165,238
23,876	Nutrisystem Inc (a)	195,544
19,389	OpenTable Inc (a)(b)	946,183
16,433	Oplink Communications Inc (b)	256,026
16,123	PC-Tel Inc	116,086
27,801	Perficient Inc (b)	327,496
16,495	Procera Networks Inc (b)	305,982
20,593	QuinStreet Inc (a)(b)	138,385
25,586	Sourcefire Inc (b)	1,208,171
12,938	Stamps.com Inc (b)	326,038
35,247	Symmetricom Inc (b)	203,375
74,754	United Online Inc	417,875
18,606	USA Mobility Inc	217,318
24,462	VASCO Data Security International Inc (b)	199,610
33,888	ViaSat Inc (a)(b)	1,318,243
30,374	Websense Inc (b)	456,825
20,833	XO Group Inc (b)	193,747

		21,058,032

Consumer, Non-cyclical — 16.95%
17,441	Abaxis Inc	647,061
29,042	ABIOMED Inc (a)(b)	390,905
42,581	ABM Industries Inc	849,491
34,399	Acorda Therapeutics Inc (b)	855,159
56,647	Affymetrix Inc (a)(b)	179,571
29,766	Air Methods Corp (a)	1,098,068
58,002	Akorn Inc (b)	774,907
61,051	Align Technology Inc (b)	1,694,165
70,093	Alliance One International Inc (b)	255,139
7,024	Almost Family Inc	142,306
25,802	Amedisys Inc (b)	290,789
27,492	American Greetings Corp Class A (a)	464,340
15,049	American Public Education Inc (a)(b)	543,419
37,428	AMN Healthcare Services Inc (b)	432,293
26,693	Amsurg Corp (b)	801,057
14,670	Andersons Inc	629,343
22,054	Arbitron Inc	1,029,481
47,656	Arqule Inc (b)	132,960
44,437	B&G Foods Inc	1,258,011
20,151	Bio-Reference Labs Inc (a)(b)	578,132
8,939	Blyth Inc (a)	139,001
7,096	Boston Beer Co Inc Class A (a)(b)	954,057
11,475	Cal-Maine Foods Inc	461,524
10,265	Calavo Growers Inc (a)	258,781
25,350	Cambrex Corp (b)	288,483
17,818	Cantel Medical Corp	529,729
9,637	Capella Education Co (b)	272,053
37,234	Cardtronics Inc (b)	883,935
43,113	Career Education Corp (b)	151,758
12,440	CDI Corp	213,097
43,927	Centene Corp (b)	1,801,007
34,652	Central Garden & Pet Co Class A (b)	362,113
16,341	Chemed Corp	1,120,829

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Consumer, Non-cyclical — (continued)
24,471	CONMED Corp	$683,964
6,964	Consolidated Graphics Inc (b)	243,183
65,116	Corinthian Colleges Inc (b)	158,883
5,050	Corvel Corp (b)	226,391
23,302	Cross Country Healthcare Inc (b)	111,850
20,562	CryoLife Inc	128,101
54,350	Cubist Pharmaceuticals Inc (b)(c)	2,285,961
20,003	Cyberonics Inc (b)	1,050,758
18,899	Diamond Foods Inc (a)	258,349
22,493	Emergent Biosolutions Inc (b)	360,788
14,788	Ensign Group Inc	402,086
28,864	Enzo Biochem Inc (b)	77,933
21,562	ExlService Holdings Inc (b)	571,393
12,706	Forrester Research Inc	340,521
23,974	Gentiva Health Services Inc (b)	240,939
59,520	Geo Group Inc	1,678,464
19,781	Greatbatch Inc (b)	459,710
43,700	Haemonetics Corp (b)	1,784,708
38,263	Hain Celestial Group Inc (b)(c)	2,074,620
29,413	Hanger Inc (b)	804,740
56,554	Healthcare Services Group Inc	1,313,750
28,250	Healthways Inc (b)	302,275
33,316	Heartland Payment Systems Inc	982,822
14,429	Heidrick & Struggles International Inc	220,187
27,242	Helen of Troy Ltd (b)	909,610
9,133	Hi-Tech Pharmacal Co Inc (a)	319,472
10,622	ICU Medical Inc (b)	647,198
19,111	Insperity Inc	622,254
16,476	Integra LifeSciences Holdings Corp (b)	642,070
13,256	Inter Parfums Inc	257,962
23,617	Invacare Corp	384,957
13,859	IPC The Hospitalist Co Inc (b)	550,341
13,218	ITT Educational Services Inc (b)	228,804
12,628	J&J Snack Foods Corp	807,434
22,470	Kelly Services Inc Class A	353,678
45,886	Kindred Healthcare Inc (b)	496,487
40,655	Korn/Ferry International (b)	644,788
8,188	Landauer Inc	501,187
13,141	LHC Group Inc (b)	279,903
17,549	Lincoln Educational Services Corp	98,099
118,679	Live Nation Entertainment Inc (b)	1,104,901
31,831	Luminex Corp (b)	533,488
23,033	Magellan Health Services Inc (b)	1,128,617
29,026	MAXIMUS Inc	1,835,024
45,824	Medicines Co (b)	1,098,401
11,171	Medifast Inc (b)	294,803
34,342	Meridian Bioscience Inc (a)	695,426
34,331	Merit Medical Systems Inc (b)	477,201
24,811	Molina Healthcare Inc (b)	671,386
38,566	Momenta Pharmaceuticals Inc (b)	454,307
24,594	Monro Muffler Brake Inc (a)	860,052
10,602	Nash Finch Co	225,611
24,241	Natus Medical Inc (b)	271,014
43,845	Navigant Consulting Inc (b)	489,310
18,763	Neogen Corp (b)	850,339
36,917	NuVasive Inc (b)	570,737
36,450	On Assignment Inc (b)	739,206

Shares		Value

Consumer, Non-cyclical — (continued)
14,551	Palomar Medical Technologies Inc (b)	$134,015
51,329	PAREXEL International Corp (b)	1,518,825
25,282	PharMerica Corp (b)	360,016
43,273	Prestige Brands Holdings Inc (b)	866,758
42,392	PSS World Medical Inc (b)	1,224,281
50,187	Questcor Pharmaceuticals Inc (a)	1,340,997
36,484	Resources Connection Inc	435,619
42,566	Salix Pharmaceuticals Ltd (b)	1,723,072
17,149	Sanderson Farms Inc	815,435
6,859	Seneca Foods Corp Class A (b)	208,514
41,110	Snyders-Lance Inc	991,162
19,149	Spartan Stores Inc	294,129
43,076	Spectrum Pharmaceuticals Inc (a)	482,020
10,361	SurModics Inc (b)	231,672
29,747	Symmetry Medical Inc (b)	312,938
18,649	TeleTech Holdings Inc (b)	331,952
30,844	TreeHouse Foods Inc (b)	1,607,898
33,350	TrueBlue Inc (b)	525,262
19,068	Universal Technical Institute Inc	191,443
17,305	Viad Corp	470,004
57,730	ViroPharma Inc (b)	1,313,935
12,568	WD-40 Co	592,078
28,601	West Pharmaceutical Services Inc	1,565,905

		74,827,337

Convertible Preferred Stock — 15.76%
12,815	Allegiant Travel Co	940,749
11,178	Arctic Cat Inc (b)	373,233
13,941	Big 5 Sporting Goods Corp	182,627
986	Biglari Holdings Inc (b)	384,560
20,798	BJ’s Restaurants Inc (b)	684,254
47,434	Boyd Gaming Corp (a)(b)	314,962
34,513	Brown Shoe Co Inc	634,004
76,186	Brunswick Corp (c)	2,216,251
23,365	Buckle Inc (a)	1,043,014
15,633	Buffalo Wild Wings Inc (b)	1,138,395
59,595	Callaway Golf Co	387,368
32,183	Casey’s General Stores Inc	1,708,917
24,728	Cash America International Inc (a)	980,960
22,788	Cato Corp Class A	625,075
14,582	CEC Entertainment Inc	483,977
20,630	Children’s Place Retail Stores Inc (b)	913,703
33,127	Christopher & Banks Corp (b)	180,542
26,358	Coinstar Inc (a)(b)	1,370,880
14,994	Coldwater Creek Inc (a)(b)	72,121
19,853	Cracker Barrel Old Country Store Inc	1,275,754
77,316	Crocs Inc (b)	1,112,577
13,005	DineEquity Inc (b)	871,335
15,678	DTS Inc (b)	261,823
21,959	Ethan Allen Interiors Inc (a)	564,566
38,060	Ezcorp Inc Class A (b)	755,872
96,737	Fifth & Pacific Cos Inc (b)	1,204,376
42,806	Finish Line Inc Class A	810,318
22,176	First Cash Financial Services Inc (b)	1,100,373
29,356	Fred’s Inc Class A	390,728

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Convertible Preferred Stock — (continued)
15,791	G&K Services Inc Class A	$539,263
20,768	Genesco Inc (b)	1,142,240
18,021	Group 1 Automotive Inc	1,117,122
16,708	Haverty Furniture Cos Inc	272,507
22,343	Hibbett Sports Inc (a)(b)	1,177,476
36,925	Hot Topic Inc	356,326
57,448	Iconix Brand Group Inc (b)	1,282,239
49,372	Interface Inc	793,902
32,562	Interval Leisure Group Inc	631,377
37,572	Jack in the Box Inc (b)	1,074,559
17,641	JAKKS Pacific Inc (a)	220,865
23,889	Jos A Bank Clothiers Inc (b)	1,017,194
18,990	K-Swiss Inc (a)(b)	63,806
12,476	Kirkland’s Inc (b)	132,121
43,516	La-Z-Boy Inc	615,751
17,593	Lithia Motors Inc Class A	658,330
22,767	Lumber Liquidators Holdings Inc (a)(b)	1,202,781
18,104	M/I Homes Inc (b)	479,756
19,502	Maidenform Brands Inc (b)	380,094
17,879	Marcus Corp	222,951
19,630	MarineMax Inc (b)	175,492
24,427	Marriott Vacations Worldwide Corp (b)	1,017,873
40,109	Men’s Wearhouse Inc	1,249,796
26,395	Meritage Homes Corp (b)	985,853
32,169	Mobile Mini Inc (b)	670,080
7,843	Monarch Casino & Resort Inc (b)	85,567
24,298	Multimedia Games Holding Co Inc (b)	357,424
10,087	MWI Veterinary Supply Inc (b)	1,109,570
72,241	OfficeMax Inc	705,072
11,862	Oxford Industries Inc	549,922
14,842	Papa John’s International Inc (b)	815,419
45,080	Pep Boys-Manny Moe & Jack	443,136
9,742	Perry Ellis International Inc	193,866
17,747	PetMed Express Inc (a)	196,992
51,860	Pinnacle Entertainment Inc (b)	820,944
39,828	Pool Corp	1,685,521
102,831	Quiksilver Inc (b)	437,032
11,477	Red Robin Gourmet Burgers Inc (b)	405,023
50,540	Ruby Tuesday Inc (b)	397,244
12,899	rue21 inc (b)	366,203
29,544	Ruth’s Hospitality Group Inc (b)	214,785
38,206	Ryland Group Inc	1,394,519
23,353	ScanSource Inc (b)	741,925
47,303	Select Comfort Corp (b)	1,237,920
47,306	SHFL Entertainment Inc (b)	685,937
32,271	Skechers U.S.A. Inc Class A (b)	597,014
42,863	SkyWest Inc	534,073
30,989	Sonic Automotive Inc Class A	647,360
47,325	Sonic Corp (b)	492,653
26,698	Spartan Motors Inc	131,621
26,210	Stage Stores Inc	649,484
16,701	Standard Motor Products Inc	371,096
93,408	Standard Pacific Corp (a)(b)	686,549
22,906	Stein Mart Inc	172,711
34,266	Steven Madden Ltd (b)	1,448,424
20,195	Superior Industries International Inc	411,978

Shares		Value

Convertible Preferred Stock — (continued)
50,108	Texas Roadhouse Inc	$841,814
50,013	Toro Co (c)	2,149,559
20,563	True Religion Apparel Inc	522,711
35,005	Tuesday Morning Corp (b)	218,781
12,613	UniFirst Corp	924,785
34,153	United Stationers Inc	1,058,401
12,977	Universal Electronics Inc (b)	251,105
25,518	Vitamin Shoppe Inc (b)	1,463,712
15,355	VOXX International Corp (b)	103,339
24,560	Winnebago Industries Inc (b)	420,713
41,650	Wolverine World Wide Inc (a)	1,706,817
22,851	Zale Corp (b)	93,918
18,607	Zumiez Inc (a)(b)	361,162

		69,566,869

Energy — 3.94%
27,994	Approach Resources Inc (a)(b)	700,130
23,702	Basic Energy Services Inc (a)(b)	270,440
30,363	Carrizo Oil & Gas Inc (b)	635,194
52,263	Cloud Peak Energy Inc (b)	1,010,244
37,835	Comstock Resources Inc (b)	572,444
10,718	Contango Oil & Gas Co	454,015
55,474	Exterran Holdings Inc (b)	1,215,990
10,943	Geospace Technologies Corp (b)	972,504
11,949	Gulf Island Fabrication Inc	287,134
49,870	Gulfport Energy Corp (b)	1,906,031
26,848	Hornbeck Offshore Services Inc (b)	921,960
101,458	ION Geophysical Corp (b)	660,492
28,244	Lufkin Industries Inc (a)	1,641,824
22,845	Matrix Service Co (b)	262,718
25,542	PDC Energy Inc (b)	848,250
46,620	Penn Virginia Corp	205,594
47,551	PetroQuest Energy Inc (b)	235,377
50,641	Pioneer Energy Services Corp (b)	367,654
16,738	SEACOR Holdings Inc	1,402,644
41,737	Stone Energy Corp (b)	856,443
60,018	SunCoke Energy Inc (b)	935,681
37,044	Swift Energy Co (b)	570,107
64,163	TETRA Technologies Inc (b)	486,997

		17,419,867

Financial — 20.37%
42,015	Acadia Realty Trust REIT	1,053,736
15,049	AMERISAFE Inc (b)	410,085
36,589	Bank Mutual Corp	157,333
25,238	Bank of the Ozarks Inc	844,716
14,614	Banner Corp (b)	449,088
67,041	BBCN Bancorp Inc	775,664
66,791	Boston Private Financial Holdings Inc	601,787
58,526	Brookline Bancorp Inc	497,471
16,472	Calamos Asset Management Inc Class A	174,109
45,799	Cedar Realty Trust Inc REIT	241,819
12,179	City Holding Co (a)	424,438
69,549	Colonial Properties Trust REIT	1,486,262
34,223	Columbia Banking System Inc	613,961
33,284	Community Bank System Inc	910,650

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Financial — (continued)
76,698	Cousins Properties Inc REIT	$640,428
75,628	CVB Financial Corp	786,531
164,032	DiamondRock Hospitality Co REIT	1,476,288
24,194	Dime Community Bancshares Inc	336,055
24,926	EastGroup Properties Inc REIT	1,341,268
17,104	eHealth Inc (b)	470,018
26,657	Employers Holdings Inc	548,601
19,566	Encore Capital Group Inc (a)(b)	599,111
39,920	EPR Properties REIT	1,840,711
87,034	Extra Space Storage Inc REIT (c)	3,167,167
34,816	Financial Engines Inc (a)(b)	966,144
60,393	First BanCorp/Puerto Rico (b)	276,600
86,675	First Commonwealth Financial Corp	591,124
49,384	First Financial Bancorp	721,994
25,219	First Financial Bankshares Inc (a)	983,793
64,267	First Midwest Bancorp Inc	804,623
119,336	FNB Corp	1,267,348
29,467	Forestar Group Inc (b)	510,663
61,008	Franklin Street Properties Corp REIT	751,009
22,161	Getty Realty Corp REIT (a)	400,228
61,696	Glacier Bancorp Inc	907,548
36,407	Government Properties Income Trust REIT (a)	872,676
26,283	Hanmi Financial Corp (b)	357,186
73,316	Healthcare Realty Trust Inc REIT (a)	1,760,317
28,305	HFF Inc Class A	421,745
26,451	Higher One Holdings Inc (a)(b)	278,794
19,172	Home BancShares Inc	633,059
33,334	Horace Mann Educators Corp	665,347
19,613	Independent Bank Corp	567,796
9,737	Infinity Property & Casualty Corp	567,083
65,800	Inland Real Estate Corp REIT	551,404
34,139	Interactive Brokers Group Inc Class A	467,022
32,048	Investment Technology Group Inc (b)	288,432
62,885	Kilroy Realty Corp REIT (a)(c)	2,978,862
58,708	Kite Realty Group Trust REIT	328,178
80,283	LaSalle Hotel Properties REIT (c)	2,038,385
128,365	Lexington Realty Trust REIT (a)	1,341,414
25,691	LTC Properties Inc REIT	904,066
31,407	MarketAxess Holdings Inc	1,108,667
38,086	Meadowbrook Insurance Group Inc	220,137
115,761	Medical Properties Trust Inc REIT	1,384,502
35,754	Mid-America Apartment Communities Inc REIT (c)	2,315,072
33,907	National Financial Partners Corp (b)	581,166
102,655	National Penn Bancshares Inc	956,745
9,103	Navigators Group Inc (b)	464,890
28,574	NBT Bancorp Inc	579,195
82,480	Northwest Bancshares Inc	1,001,307
86,777	Old National Bancorp	1,030,043
33,656	Oritani Financial Corp	515,610
27,228	PacWest Bancorp	674,710
28,454	Parkway Properties Inc REIT	398,071

Shares		Value

Financial — (continued)
44,477	Pennsylvania Real Estate Investment Trust REIT	$784,574
27,632	Pinnacle Financial Partners Inc (b)	520,587
13,742	Piper Jaffray Cos (b)	441,531
14,192	Portfolio Recovery Associates Inc (b)	1,516,557
46,139	Post Properties Inc REIT (c)	2,304,643
52,740	PrivateBancorp Inc	807,977
52,200	ProAssurance Corp (c)	2,202,318
154,084	Prospect Capital Corp (a)	1,674,893
45,745	Provident Financial Services Inc	682,515
15,118	PS Business Parks Inc REIT	982,368
14,535	RLI Corp	939,833
24,245	S&T Bancorp Inc	438,107
31,329	Sabra Health Care REIT Inc REIT	680,466
10,997	Safety Insurance Group Inc	507,732
10,767	Saul Centers Inc REIT	460,720
46,335	Selective Insurance Group Inc	892,875
13,860	Simmons First National Corp Class A	351,490
25,722	Sovran Self Storage Inc REIT	1,597,336
26,048	Sterling Bancorp	237,297
15,278	Stewart Information Services Corp	397,228
41,855	Stifel Financial Corp (a)(b)	1,338,104
156,634	Susquehanna Bancshares Inc	1,641,524
22,448	SWS Group Inc (b)	118,750
79,878	Tanger Factory Outlet Centers REIT (c)	2,731,828
34,338	Texas Capital Bancshares Inc (b)	1,539,029
9,957	Tompkins Financial Corp (a)	394,696
29,861	Tower Group Inc	530,630
77,533	TrustCo Bank Corp NY	409,374
27,755	UMB Financial Corp (a)	1,216,779
94,184	Umpqua Holdings Corp	1,110,429
38,572	United Bankshares Inc (a)	938,071
38,855	United Community Banks Inc (b)	366,014
18,296	United Fire Group Inc	399,585
10,761	Universal Health Realty Income Trust REIT	544,614
21,396	Urstadt Biddle Properties Inc REIT	421,073
29,999	ViewPoint Financial Group Inc	628,179
5,010	Virtus Investment Partners Inc (b)	605,909
54,317	Wilshire Bancorp Inc (b)	318,841
30,608	Wintrust Financial Corp	1,123,314
11,228	World Acceptance Corp (a)(b)	837,160

		89,915,202

Industrial — 19.15%
15,966	AAON Inc	333,210
33,312	AAR Corp	622,268
62,118	Actuant Corp Class A	1,733,713
28,690	Advanced Energy Industries Inc (b)	396,209
32,711	Aegion Corp (b)	725,857
16,535	Aerovironment Inc (b)	359,471
24,458	Albany International Corp Class A	554,707
13,682	AM Castle & Co (a)(b)	202,083
7,311	American Science & Engineering Inc	476,750
10,337	Analogic Corp	768,039

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Industrial — (continued)
33,048	AO Smith Corp (c)	$2,084,337
24,078	Apogee Enterprises Inc	577,150
35,288	Applied Industrial Technologies Inc	1,482,449
21,434	Arkansas Best Corp	204,695
17,483	Astec Industries Inc	582,708
21,341	AZZ Inc	820,135
11,916	Badger Meter Inc	564,938
40,296	Barnes Group Inc	905,048
9,407	Bel Fuse Inc Class B	183,907
37,662	Belden Inc	1,694,413
47,421	Benchmark Electronics Inc (b)	788,137
39,817	Brady Corp Class A	1,329,888
41,068	Briggs & Stratton Corp	865,713
30,047	Bristow Group Inc	1,612,322
47,402	Calgon Carbon Corp (b)	672,160
7,115	Cascade Corp	457,495
33,462	Checkpoint Systems Inc (b)	359,382
14,392	CIRCOR International Inc	569,779
33,558	Cognex Corp	1,235,606
20,261	Coherent Inc	1,025,612
31,169	Comfort Systems USA Inc	379,015
29,994	CTS Corp	318,836
13,566	Cubic Corp	650,761
40,123	Curtiss-Wright Corp	1,317,238
26,438	Cymer Inc (b)(c)	2,390,788
31,773	Daktronics Inc	351,727
100,312	Darling International Inc (b)	1,609,004
16,217	Drew Industries Inc	522,998
28,195	Dycom Industries Inc (b)	558,261
39,139	Eagle Materials Inc (c)	2,289,632
20,240	Electro Scientific Industries Inc	201,388
56,710	EMCOR Group Inc	1,962,733
15,549	Encore Wire Corp	471,290
41,024	EnerSys Inc (b)	1,543,733
14,349	Engility Holdings Inc (b)	276,362
17,524	EnPro Industries Inc (b)	716,732
22,570	ESCO Technologies Inc	844,344
10,915	Exponent Inc (b)	609,384
14,650	FARO Technologies Inc (b)	522,712
51,700	Federal Signal Corp (b)	393,437
32,459	FEI Co	1,800,176
25,000	Forward Air Corp	875,250
16,161	Franklin Electric Co Inc	1,004,729
50,294	GenCorp Inc (a)(b)	460,190
24,021	Gibraltar Industries Inc (b)	382,414
38,239	Griffon Corp	438,219
10,255	Haynes International Inc	531,927
60,342	Headwaters Inc (b)	516,528
39,860	Heartland Express Inc	520,970
53,566	Hillenbrand Inc	1,211,127
29,939	Hub Group Inc Class A (b)	1,005,950
46,998	II-VI Inc (b)	858,653
48,932	Intermec Inc (b)	482,470
18,319	Intevac Inc (b)	83,718
22,572	iRobot Corp (a)(b)	422,999
24,269	John Bean Technologies Corp	431,260
22,307	Kaman Corp	820,898
26,731	Kaydon Corp	639,673
50,674	Knight Transportation Inc	741,361

Shares		Value

Industrial — (continued)
17,916	Koppers Holdings Inc	$683,495
10,913	Lindsay Corp (a)	874,350
18,695	Littelfuse Inc	1,153,668
15,623	LSB Industries Inc (b)	553,367
14,418	Lydall Inc (b)	206,754
13,121	Measurement Specialties Inc (b)	450,838
28,654	Methode Electronics Inc	287,400
38,081	Moog Inc Class A (b)	1,562,463
15,253	Movado Group Inc	467,962
23,679	Mueller Industries Inc	1,184,660
27,041	Myers Industries Inc	409,671
4,121	National Presto Industries Inc (a)	284,761
15,442	NCI Building Systems Inc (b)	214,644
31,313	Newport Corp (b)	421,160
60,165	Old Dominion Freight Line Inc (b)(c)	2,062,456
8,367	Olympic Steel Inc (a)	185,245
49,078	Orbital Sciences Corp (b)	675,804
24,570	Orion Marine Group Inc (b)	179,607
15,714	OSI Systems Inc (b)	1,006,325
16,823	Park Electrochemical Corp	432,856
30,096	Plexus Corp (b)	776,477
7,404	Powell Industries Inc (b)	307,488
30,770	Quanex Building Products Corp	628,016
36,247	Robbins & Myers Inc (c)	2,154,884
23,628	Rofin-Sinar Technologies Inc (b)	512,255
14,169	Rogers Corp (b)	703,633
25,667	RTI International Metals Inc (b)	707,383
33,788	Simpson Manufacturing Co Inc	1,107,909
10,549	Standex International Corp	541,058
35,530	STR Holdings Inc (a)(b)	89,536
16,445	Sturm Ruger & Co Inc (a)	746,603
31,365	Teledyne Technologies Inc (b)(c)	2,040,921
16,052	Tennant Co	705,485
53,528	Tetra Tech Inc (b)	1,415,816
17,788	Texas Industries Inc (a)(b)	907,366
20,251	Tredegar Corp	413,525
43,983	TTM Technologies Inc (b)	404,644
16,707	Universal Forest Products Inc	635,534
16,036	Vicor Corp (b)	86,915
23,425	Watts Water Technologies Inc Class A	1,007,041

		84,537,043

Technology — 9.81%
41,466	3D Systems Corp (a)(b)(c)	2,212,211
10,762	Agilysys Inc (b)	90,078
27,614	ATMI Inc (b)	576,580
24,125	Avid Technology Inc (b)	182,867
38,091	Blackbaud Inc	869,618
31,110	Bottomline Technologies Inc (b)	820,993
54,783	Brooks Automation Inc	441,003
19,418	Cabot Microelectronics Corp (a)	689,533
19,106	CACI International Inc Class A (b)	1,051,403
19,340	Ceva Inc (b)	304,605
58,773	CIBER Inc (b)	196,302
55,087	Cirrus Logic Inc (b)	1,595,870
19,219	Cohu Inc	208,334
35,585	CommVault Systems Inc (b)(c)	2,480,630

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Technology — (continued)
9,013	Computer Programs & Systems Inc	$453,714
28,518	CSG Systems International Inc (b)	518,457
20,943	Digi International Inc (b)	198,330
30,929	Digital River Inc (b)	445,068
31,156	Diodes Inc (b)	540,557
17,202	DSP Group Inc (b)	99,084
27,036	Ebix Inc (a)	434,469
39,342	Electronics for Imaging Inc (b)	747,105
72,620	Entropic Communications Inc (b)	384,160
25,938	EPIQ Systems Inc	331,488
38,538	Exar Corp (b)	342,988
16,995	Gerber Scientific Inc (b)(d)(e)	0
100,783	GT Advanced Technologies Inc (a)(b)	304,365
23,153	Hittite Microwave Corp (b)	1,437,801
26,370	iGATE Corp (b)	415,855
38,338	Insight Enterprises Inc (b)	665,931
12,925	Interactive Intelligence Group Inc (b)	433,504
36,108	j2 Global Inc (a)	1,104,183
54,885	Kopin Corp (b)	182,767
62,746	Kulicke & Soffa Industries Inc (b)	752,325
41,634	LivePerson Inc (b)	547,071
16,866	Manhattan Associates Inc (b)	1,017,694
18,662	Medidata Solutions Inc (b)	731,364
27,515	Mercury Systems Inc (a)(b)	253,138
40,531	Micrel Inc	385,045
76,405	Microsemi Corp (b)	1,607,561
7,430	MicroStrategy Inc Class A (b)	693,813
44,538	MKS Instruments Inc	1,148,190
26,338	Monolithic Power Systems Inc	586,811
31,797	Monotype Imaging Holdings Inc	508,116
13,615	MTS Systems Corp	693,412
18,685	Nanometrics Inc (b)	269,438
30,294	Netscout Systems Inc (b)	787,341
27,508	Omnicell Inc (b)	409,044
19,345	Pericom Semiconductor Corp (b)	155,340
24,385	Power Integrations Inc	819,580
54,212	Progress Software Corp (b)	1,137,910
34,265	Quality Systems Inc	594,840
19,826	Radisys Corp (b)	59,081
14,797	Rubicon Technology Inc (a)(b)	90,410
26,531	Rudolph Technologies Inc (b)	356,842
29,158	Sigma Designs Inc (b)	150,164
21,288	Super Micro Computer Inc (a)(b)	217,138
9,517	Supertex Inc	167,023
32,655	Sykes Enterprises Inc (b)	497,009
27,910	Synaptics Inc (b)	836,463
22,636	Synchronoss Technologies Inc (b)	477,393
22,392	SYNNEX Corp (b)	769,837
77,250	Take-Two Interactive Software Inc (b)	850,522
44,722	Tessera Technologies Inc	734,335
141,041	TriQuint Semiconductor Inc (b)	682,638
22,299	Tyler Technologies Inc (b)	1,080,164
22,362	Ultratech Inc (b)	834,103
33,547	Veeco Instruments Inc (a)(b)	990,307
16,044	Virtusa Corp (b)	263,603

Shares		Value

Technology — (continued)
22,181	Volterra Semiconductor Corp (b)	$380,848

		43,295,766

Utilities — 3.90%
29,462	ALLETE Inc	1,207,353
16,276	American States Water Co	780,922
50,552	Avista Corp	1,218,809
12,817	CH Energy Group Inc	835,925
34,321	El Paso Electric Co	1,095,183
17,683	Laclede Group Inc	682,741
34,945	New Jersey Resources Corp	1,384,521
22,593	Northwest Natural Gas Co	998,611
31,823	NorthWestern Corp	1,105,213
61,421	Piedmont Natural Gas Co Inc (c)	1,923,091
26,449	South Jersey Industries Inc	1,331,178
39,342	Southwest Gas Corp	1,668,494
42,577	UIL Holdings Corp	1,524,682
34,684	UNS Energy Corp	1,471,295

		17,228,018

TOTAL COMMON STOCK — 99.11% (Cost $386,509,425)		$437,550,958

RIGHTS
Communication — 0.00%(f)
1,060 Metrocall Inc(b)(d)(e)
		0

TOTAL RIGHTS — 0.00%(f) (Cost $0)		$0

Principal Amount

SECURITIES LENDING COLLATERAL
11,998,199	Undivided interest of 21.05% in a repurchase agreement (principal amount/value $57,100,000 with a maturity value of $57,100,634) with BNP Paribas Securities Corp, 0.20%, dated 12/31/12, to be repurchased at $11,998,199 on 1/2/13, collateralized by Government National Mortgage Association, 3.00% - 3.50%, 9/15/42 - 11/15/42, with a value of $58,242,018.	$11,998,199

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Securities Lending Collateral — (continued)
$11,998,198	Undivided interest of 17.40% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18, dated 12/31/12, to be repurchased at $11,998,198 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.	$11,998,198

11,998,199	Undivided interest of 22.23% in a repurchase agreement (principal amount/value $54,000,000 with a maturity value of $54,000,750) with Goldman Sachs & Co., 0.25%, dated 12/31/12, to be repurchased at $11,998,199 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 10/1/25 - 12/1/42, with a value of $55,080,000.	11,998,199

431,311	Undivided interest of 21.59% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $431,311 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% -9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	431,311

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 6,803,679	Undivided interest of 39.24% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $6,803,679 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.	$6,803,679

73,763	Undivided interest of 21.38% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $73,763 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.	73,763

TOTAL SECURITIES LENDING COLLATERAL — 9.81% (Cost $43,303,349)		$43,303,349

SHORT TERM INVESTMENTS
2,808,000	Federal Home Loan Bank 0.00%(g), 01/02/2013	2,808,000
4,000,000	International Bank for Reconstruction & Development 0.03%, 01/02/2013	3,999,997
445,000	U.S. Treasury Bills(h) 0.03%, 03/14/2013	444,974

TOTAL SHORT TERM INVESTMENTS — 1.64% (Cost $7,252,971)		$7,252,971

TOTAL INVESTMENTS — 110.56% (Cost $437,065,745)		$488,107,278

OTHER ASSETS & LIABILITIES, NET — (10.56)%		$(46,619,987)

TOTAL NET ASSETS — 100.00%		$441,487,291

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2012

(a)	A portion or all of the security is on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Security has no fair value at December 31, 2012.
(e)	Domestic security is fair valued at December 31, 2012.
(f)	Represents less than 0.005% of net assets.
(g)	The security’s yield to maturity was less than 0.01%.
(h)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At December 31, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	98	USD	$ 8,296,680	March 2013	$ 178,696

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West S&P Small Cap 600 ® Index Fund

ASSETS:
Investments in securities, fair value (including $42,153,430 of securities on loan)(a)	$488,107,278
Cash	463,725
Dividends receivable	301,880
Subscriptions receivable	1,098,932
Receivable for investments sold	25,589
Variation margin on futures contracts	223,527

Total Assets	490,220,931

LIABILITIES:
Payable to investment adviser	220,741
Payable upon return of securities loaned	43,303,349
Redemptions payable	4,674,333
Payable for investments purchased	535,067
Payable for distribution fees	150

Total Liabilities	48,733,640

NET ASSETS	$441,487,291

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,570,073
Paid-in capital in excess of par	387,829,760
Net unrealized appreciation on investments and futures contracts	51,220,229
Accumulated net realized loss on investments and futures contracts	(2,132,771)

TOTAL NET ASSETS
Initial Class	$440,736,696

Class L	$750,595

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	45,636,389
Class L	64,344

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$9.66

Class L	$11.67

(a) Cost of investments	$437,065,745

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West S&P Small Cap 600 ® Index Fund

INVESTMENT INCOME:
Interest	$1,423
Income from securities lending	468,266
Dividends	7,338,996

Total Income	7,808,685

EXPENSES:
Management fees	2,372,767
Distribution fees - Class L	1,470

Total Expenses	2,374,237

Less amount waived by distributor - Class L	37

Net Expenses	2,374,200

NET INVESTMENT INCOME	5,434,485

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	9,667,472
Net realized gain on futures contracts	799,380

Net realized gain	10,466,852

Net change in unrealized appreciation on investments	40,400,016
Net change in unrealized appreciation on futures contracts	49,647

Net change in unrealized appreciation	40,449,663

Net Realized and Unrealized Gain on Investments and Futures Contracts	50,916,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,351,000

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West S&P Small Cap 600 ® Index Fund

OPERATIONS:
Net investment income	$5,434,485	$1,997,303
Net realized gain	10,466,852	17,917,484
Net change in unrealized appreciation (depreciation)	40,449,663	(18,688,925)

Net Increase in Net Assets Resulting from Operations	56,351,000	1,225,862

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(6,627,159)	(3,618,881)
Class L	(7,751)	(2,371)

From net investment income	(6,634,910)	(3,621,252)

From net realized gains
Initial Class	(12,586,707)	(11,894,620)
Class L	(17,115)	(5,274)

From net realized gains	(12,603,822)	(11,899,894)

Total Distributions	(19,238,732)	(15,521,146)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	233,646,565	188,506,217
Class L	916,132	239,694
Shares issued in reinvestment of distributions
Initial Class	19,213,866	15,513,501
Class L	24,866	7,645
Shares redeemed
Initial Class	(172,431,393)	(186,290,888)
Class L	(410,093)	(57,391)

Net Increase in Net Assets Resulting from Capital Share Transactions	80,959,943	17,918,778

Total Increase in Net Assets	118,072,211	3,623,494

NET ASSETS:
Beginning of year	323,415,080	319,791,586

End of year	$441,487,291	$323,415,080

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	24,709,538	20,592,070
Class L	80,927	22,648
Shares issued in reinvestment of distributions
Initial Class	2,021,638	1,783,375
Class L	2,169	734
Shares redeemed
Initial Class	(18,117,859)	(20,354,776)
Class L	(36,470)	(5,664)

Net Increase	8,659,943	2,038,387

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West S&P Small Cap 600 ® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.73		$9.14	$7.32	$5.90	$9.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.10	0.06	0.05	0.07
Net realized and unrealized gain (loss)	1.24		(0.07)	1.82	1.42	(3.08)

Total From Investment Operations	1.37		0.03	1.88	1.47	(3.01)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.10)	(0.06)	(0.05)	(0.07)
From net realized gains	(0.29)		(0.34)	–	–	(0.67)

Total Distributions	(0.44)		(0.44)	(0.06)	(0.05)	(0.74)

NET ASSET VALUE, END OF YEAR	$9.66		$8.73	$9.14	$7.32	$5.90

TOTAL RETURN(b)	15.78%		0.36%	25.70%	24.95%	(31.35%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$440,737		$323,230	$319,792	$207,863	$178,543
Ratio of expenses to average net assets	0.60%		0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.37%		0.62%	0.84%	0.82%	1.00%
Portfolio turnover rate(c)	13%		20%	20%	20%	28%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	2012		Fiscal Years Ended December 31, 2011(a)

Great-West S&P Small Cap 600 ® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(b)	0.14
Net realized and unrealized gain	1.48		0.79

Total From Investment Operations	1.62		0.93

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.14)
From net realized gains	(0.29)		(0.32)

Total Distributions	(0.42)		(0.46)

NET ASSET VALUE, END OF YEAR	$11.67		$10.47

TOTAL RETURN(c) (e)	15.49%		9.31%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$751		$185
Ratio of expenses to average net assets
Before waiver	0.85%		0.88%	(f)
After waiver	0.84%		0.84%	(f)
Ratio of net investment income to average net assets
Before waiver	1.21%		0.73%	(f)
After waiver	1.22%		0.77%	(f)
Portfolio turnover rate(g)	13%		20%

(a)	Class L inception date was August 12, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective May 1, 2012, Maxim Index 600 Portfolio’s name changed to Maxim S&P SmallCap 600® Index Portfolio, which subsequently changed to Great-West S&P Small Cap 600® Index Fund on September 24, 2012. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Annual Report - December 31, 2012

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Rights	Exchange traded close price, bids, evaluated bids.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$436,264,114	$—	$—	$436,264,114
Foreign Common Stock	1,286,844	—	—	1,286,844
Rights	—	—	—	—
Securities Lending Collateral	—	43,303,349	—	43,303,349
Short Term Investments	—	7,252,971	—	7,252,971
Derivative Investments:
Futures Contracts	178,696	—	—	178,696

Total Investments(a)	$437,729,654	$50,556,320	$0	$488,285,974

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Annual Report - December 31, 2012

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Annual Report - December 31, 2012

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $120,787,680 and $51,250,747, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $440,720,656. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $97,314,285 and gross depreciation of securities in which there was an excess of tax cost over value of $49,927,663 resulting in net appreciation of $47,386,622.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2012 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
futures contracts	Net unrealized appreciation on investments and futures contracts	$178,696(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
futures contracts	Net realized gain on futures contracts	$799,380	Net change in unrealized appreciation on futures contracts	$49,647

The Fund held an average of 67 futures contracts for the reporting period.

Annual Report - December 31, 2012

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $42,153,430 and received collateral of $43,303,349 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$1,200,425	$(1,200,425)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$6,634,910	$3,621,252
Long-term capital gain	12,603,822	11,899,894

	$19,238,732	$15,521,146

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$89,000
Undistributed capital gains	1,611,836

Net accumulated earnings	1,700,836

Net unrealized appreciation on investments	47,386,622
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$49,087,458

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Annual Report - December 31, 2012

8. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 92% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Small Cap 600® Index Fund (formerly, Maxim Index 600 Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Small Cap 600® Index Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Great-West Funds

Great-West Funds is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. The following table provides information about each of the Directors and officers of Great-West Funds.

Directors and Officers

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	64	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne	Chief Legal Counsel &	Since 2004 (as Chief	Chief Compliance Officer, Chief Legal Counsel,	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Compliance Officer) Since 2011 (as Chief Legal Counsel)	Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon	Assistant Vice	Since 2010	Assistant Vice President & Counsel, Great-West	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1974	President, Counsel & Secretary		Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013